EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated September 28, 2012 (as amended on May 8, 2013) filed under Rule 497(c) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on May 8, 2013 (Accession
No. 0000067590-13-000520) with respect to the Prudential Defensive Equity Fund.